Share-Based Compensation (Details) - Schedule of Significant Unobservable Inputs that are Classified as Level 3 in the Fair Value Hierarchy	12 Months Ended
Dec. 31, 2020 ¥ / shares
Share-Based Compensation (Details) - Schedule of Significant Unobservable Inputs that are Classified as Level 3 in the Fair Value Hierarchy [Line Items]
Dividend yield
Fair value of the underlying ordinary shares (USD) (in Yuan Renminbi per share)	¥ 163.4
Minimum [Member]
Share-Based Compensation (Details) - Schedule of Significant Unobservable Inputs that are Classified as Level 3 in the Fair Value Hierarchy [Line Items]
Risk-free interest rate	0.10%
Volatility	29.80%
Life (in years)	5 months 12 days
Maximum [Member]
Share-Based Compensation (Details) - Schedule of Significant Unobservable Inputs that are Classified as Level 3 in the Fair Value Hierarchy [Line Items]
Risk-free interest rate	0.24%
Volatility	32.58%
Life (in years)	2 years 5 months 12 days